Reclamation and closure cost obligations (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
RECLAMATION AND CLOSURE COST OBLIGATIONS
Beginning Balance	$ 107.0	$ 92.6
Reclamation expenditures	(7.4)	(8.8)
Reclamation expenditures	(6.8)
Unwinding of discount	1.7	2.7
Revisions to expected cash flows	25.4	16.0
Foreign exchange movement	1.8	4.5
Liabilities sold	(9.9)
Ending Balance	119.2	107.0
Less: current portion of closure costs	(5.7)	(12.3)
Non-current portion of closure costs	113.5	94.7
Rainy River
RECLAMATION AND CLOSURE COST OBLIGATIONS
Beginning Balance	67.0	53.6
Reclamation expenditures		(0.2)
Reclamation expenditures	(1.2)
Unwinding of discount	1.0	1.1
Revisions to expected cash flows	12.9	9.7
Foreign exchange movement	1.7	2.8
Liabilities sold	0.0
Ending Balance	81.4	67.0
Less: current portion of closure costs	(2.5)	(1.4)
Non-current portion of closure costs	78.9	65.6
New Afton
RECLAMATION AND CLOSURE COST OBLIGATIONS
Beginning Balance	18.0	10.7
Reclamation expenditures		0.0
Reclamation expenditures	0.0
Unwinding of discount	0.2	0.2
Revisions to expected cash flows	15.1	6.4
Foreign exchange movement	0.9	0.7
Liabilities sold	0.0
Ending Balance	34.2	18.0
Less: current portion of closure costs	0.0	0.0
Non-current portion of closure costs	34.2	18.0
Cerro San Pedro
RECLAMATION AND CLOSURE COST OBLIGATIONS
Beginning Balance	12.6	20.0
Reclamation expenditures		(8.6)
Reclamation expenditures	(5.6)
Unwinding of discount	0.4	1.2
Revisions to expected cash flows	(3.4)	(0.6)
Foreign exchange movement	(0.4)	0.6
Liabilities sold	0.0
Ending Balance	3.6	12.6
Less: current portion of closure costs	(3.2)	(10.9)
Non-current portion of closure costs	0.4	1.7
Blackwater
RECLAMATION AND CLOSURE COST OBLIGATIONS
Beginning Balance	9.4	8.3
Reclamation expenditures		0.0
Reclamation expenditures	0.0
Unwinding of discount	0.1	0.2
Revisions to expected cash flows	0.8	0.5
Foreign exchange movement	(0.4)	0.4
Liabilities sold	(9.9)
Ending Balance	0.0	9.4
Less: current portion of closure costs	0.0	0.0
Non-current portion of closure costs	$ 0.0	$ 9.4